STATEMENT OF CASH FLOWS (Parenthetical) - Aldel Financial Inc. - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Exercise price of warrants			$ 15.00
Private Placement
Exercise price of warrants	$ 15	$ 15